Employee benefit plans (Components of Net Periodic Pension Cost) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Japanese plans
Net Period Benefit Cost Assumptions [Line Items]
Service cost	¥ 78,611	¥ 73,256	¥ 64,549
Interest cost	17,509	21,746	24,518
Expected return on plan assets	(35,012)	(31,255)	(26,768)
Amortization of prior service costs	(4,669)	(4,723)	(5,566)
Recognized net actuarial loss	5,850	7,302	12,562
Amortization of net transition obligation	0	0	0
Net periodic pension cost	62,289	66,326	69,295
Foreign Plans
Net Period Benefit Cost Assumptions [Line Items]
Service cost	47,544	41,147	36,908
Interest cost	40,340	37,993	32,153
Expected return on plan assets	(44,616)	(40,784)	(34,059)
Amortization of prior service costs	435	377	359
Recognized net actuarial loss	7,121	2,892	5,224
Amortization of net transition obligation	0	0	0
Net periodic pension cost	¥ 50,824	¥ 41,625	¥ 40,585